Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Document and Entity Information
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-42616
Entity Registrant Name	Yuanbao Inc.
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Building 2, No.8 Beichen West Road
Entity Address, Adress Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100101
Entity Address, Country	CN
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
ICFR Auditor Attestation Flag	false
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001995520
Amendment Flag	false
Document Fiscal Period Focus	FY
Auditor Name	PricewaterhouseCoopers Zhong Tian LLP
Auditor Location	Beijing, the People’s Republic of China
Auditor Firm ID	1424
American depositary shares
Document and Entity Information
Title of 12(b) Security	American depositary shares, each representing six Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	YB
Security Exchange Name	NASDAQ
Class A ordinary shares
Document and Entity Information
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share*
No Trading Symbol Flag	true
Entity Common Stock, Shares Outstanding	194,348,706
Class B ordinary shares
Document and Entity Information
Entity Common Stock, Shares Outstanding	82,132,500
Business Contact
Document and Entity Information
Contact Personnel Name	Huirui Wan
Country Region	86
City Area Code	10
Local Phone Number	64849901
Contact Personnel Email Address	ray.wan@ybbx.com
Entity Address, Address Line One	Building 2, No.8 Beichen West Road
Entity Address, Adress Line Two	Chaoyang District
Entity Address, City or Town	Beijing
Entity Address, Postal Zip Code	100101
Entity Address, Country	CN